Commitments and Contingencies - Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		24 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Operating leases
Remaining lease term	3 years 2 months 12 days		3 years 2 months 12 days		3 years 8 months 12 days
Total lease payments	$ 1,923,000		$ 1,923,000
Right of use assets	1,725,000		1,725,000		$ 2,016,000
Short-term lease liabilities	550,000		550,000		541,000
Long-term lease liabilities	1,222,000		1,222,000		1,519,000
Lease expenses	$ 200,000	$ 200,000	$ 300,000	$ 300,000
Weighted average discount rate	5.90%		5.90%
Office Space Located In Boston [Member]
Operating leases
Total lease payments							$ 3,200,000
Gelesis
Operating leases
Total lease payments					2,262,000
Right of use assets					2,016,000	$ 2,167,000
Short-term lease liabilities					541,000	421,000
Long-term lease liabilities					1,519,000	$ 1,780,000
Lease expenses					$ 500,000
Weighted average discount rate					5.90%
Gelesis | Office Space Located In Boston [Member]
Operating leases
Total lease payments							$ 3,200,000